Current Assets - Other Assets - Summary of Escrow Reserves (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about other current assets [abstract]
Escrow reserves	$ 4,128,507	$ 4,282,898